Property, Plant and Equipment, Net - Summary of PP&E Under Construction and Not Subject to DD&A (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 2,033	$ 2,008
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	1,807	1,836
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 226	$ 172